Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2014
Business and credit concentrations
Schedule of Major Suppliers
	Year ended March 31,
Supplier	2012		2013		2014		2014
	RMB	%	RMB	%	RMB	%	US$	%

Shanghai Qiangzhi Biological Technology Co., Ltd.	3,619	11	11,152	22	7,195	11	1,157	11
Hangzhou Baitong Biological Technology Co., Ltd.	5,490	16	7,783	15	—	—	—	—
Cesca Therapeutics Inc.	—	—	—	—	10,841	17	1,744	17
China Bright Group Co. Limited	—	—	—	—	14,336	23	2,306	23
Beijing Zhu You Ying Kang Technology Development Co., Ltd.	8,340	25	—	—	—	—	—	—
Beijing Probe Biological Technology Co., Ltd.	3,389	10	—	—	—	—	—	—
Total	20,838	62	18,935	37	32,372	51	5,207	51